SEGMENT INFORMATION (Narrative) (Details)	12 Months Ended
Dec. 31, 2025 segment
Disclosure of operating segments [line items]
Number of reportable segments	2
Las Encinas
Disclosure of operating segments [line items]
Percentage of equity interest	100.00%
Peña Colorada
Disclosure of operating segments [line items]
Proportion of ownership interest in subsidiary	50.00%
Mineraçao Usiminas | Usiminas
Disclosure of operating segments [line items]
Proportion of ownership interest in subsidiary	70.00%